Long Term Debt - Project Level Secured Term Loans - Trade Credit - Additional Information (Detail) - Trade Credit [Member] - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Jan. 31, 2019	Mar. 31, 2019
Debt Instrument [Line Items]
Multiple buyer’s credit facilities amount	$ 4,016	$ 22,801
Interest rate description	Six months LIBOR plus 0.8% spread	LIBOR+ 0.5%
Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, term		2 years 8 months 12 days
Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, term		2 years 9 months 18 days
LIBOR [Member]
Debt Instrument [Line Items]
Interest rate	0.80%	0.50%